Fee income from financial services, net	12 Months Ended
Dec. 31, 2025
Fee Income From Financial Services [Abstract]
Fee income from financial services, net
20.
Fee income from financial services, net
(a)
This caption is comprised of the following:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Income
Performance obligations at a point in time:
Accounts maintenance, carriage, transfers, and debit and credit card fees	797,419	755,432	747,568
Income from services (acquirer and issuer role) (b)	718,192	733,885	738,177
Banking service fees	241,186	196,985	208,420
Brokerage and custody services	12,196	8,116	5,811
Others	24,433	30,370	36,393

Performance obligations over time:
Funds management	177,450	158,928	137,137
Contingent loans fees	65,988	67,045	68,355
Collection services	51,520	55,978	60,648
Others	27,376	18,694	28,757
Total (c)	2,115,760	2,025,433	2,031,266

Expenses
Expenses for services (acquirer and issuer role) (b)	(346,441)	(343,038)	(339,846)
Credit cards	(162,571)	(177,492)	(199,464)
Credit card processing commissions	(114,604)	(103,838)	(85,741)
Local banks fees	(75,522)	(71,564)	(58,956)
Digital services fees	(71,059)	(53,857)	(19,451)
Credit life insurance premiums	(67,244)	(71,239)	(71,796)
Foreign banks fees	(27,809)	(25,778)	(26,285)
Registry expenses	(2,380)	(1,865)	(1,466)
Others	(28,499)	(33,819)	(49,799)
Total	(896,129)	(882,490)	(852,804)
Net	1,219,631	1,142,943	1,178,462

(b)
Corresponds to the management and operation of the shared service of transaction processing of credit and debit cards, for clients of Izipay.

(c)
Fee income by geographic distribution for the years ended December 31, 2025, 2024 and 2023 is presented below:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Country
Peru	2,005,345	1,919,295	1,931,303
Panama	110,415	106,138	99,963
Total	2,115,760	2,025,433	2,031,266